Expense Example {- Consumer Discretionary Portfolio} - 02.28 Select Portfolios: Group 1 Consumer Discretionary Sector Combo PRO-18 - Consumer Discretionary Portfolio - Consumer Discretionary Portfolio-Default
Apr. 29, 2021 USD ($)
Expense Example:
1 year	$ 78
3 years	243
5 years	422
10 years	$ 942